Consolidated statement of changes in equity - USD ($)	Share capital	Share premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Accumulated losses	Equity/ (deficit) attributable to equity holders of the Parent Company	Non- controlling interests	Total
Beginning balance at Dec. 31, 2019	$ 7,477	$ 62,496,668	$ 489,297		$ 1,168,808	$ (44,924,921)	$ 19,237,329		$ 19,237,329
Loss for the year						(29,725,202)	(29,725,202)		(29,725,202)
Other comprehensive loss for the year					(308,434)		(308,434)		(308,434)
Total comprehensive loss for the year					(308,434)	(29,725,202)	(30,033,636)		(30,033,636)
Issuance of shares	1,052	26,376,520					26,377,572		26,377,572
Share-based compensation reversal			2,828,995				2,828,995		2,828,995
Total changes in equity	1,052	26,376,520	2,828,995				29,206,567		29,206,567
Ending balance at Dec. 31, 2020	8,529	88,873,188	3,318,292		860,374	(74,650,123)	18,410,260		18,410,260
Loss for the year						(141,416,132)	(141,416,132)	$ (73,265)	(141,489,397)
Other comprehensive loss for the year					(409,511)		(409,511)		(409,511)
Total comprehensive loss for the year					(409,511)	(141,416,132)	(141,825,643)	(73,265)	(141,898,908)
Acquisition of a subsidiary								139,643	139,643
Share-based compensation reversal			33,611,231				33,611,231		33,611,231
Total changes in equity			33,611,231				33,611,231	139,643	33,750,874
Ending balance at Dec. 31, 2021	8,529	88,873,188	36,929,523		450,863	(216,066,255)	(89,804,152)	66,378	(89,737,774)
Loss for the year						(116,496,525)	(116,496,525)	(7,082,923)	(123,579,448)
Other comprehensive loss for the year					(5,290,594)		(5,290,594)		(5,290,594)
Total comprehensive loss for the year					(5,290,594)	(116,496,525)	(121,787,119)	(7,082,923)	(128,870,042)
Issuance of shares	1,970	31,887,125					31,889,095		31,889,095
Issuance of shares to PIPE Investors	397	39,663,603					39,664,000		39,664,000
Issuance of shares to SPAC shareholders	1,395						1,395		1,395
Conversion of convertible notes	1,612	145,952,505					145,954,117		145,954,117
Recapitalizations costs		121,077,329					121,077,329		121,077,329
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)					(8,467,766)		(8,467,766)
Fair value of shares earnouts		(75,550,455)					(75,550,455)		(75,550,455)
Acquisition of a subsidiary								2,825,151	2,825,151
Share-based compensation reversal			(36,155,857)				(36,155,857)		(36,155,857)
Discontinued operations				$ (492,474)	492,474
Total changes in equity	5,374	254,562,341	(36,155,857)	(492,474)	492,474		218,411,858	2,825,151	221,237,009
Ending balance at Dec. 31, 2022	$ 13,903	$ 343,435,529	$ 773,666	$ (492,474)	$ (4,347,257)	$ (332,562,780)	$ 6,820,587	$ (4,191,394)	$ 2,629,193